NOTE 6 – 12% CONVERTIBLE NOTES (Details Narrative) (USD $)	1 Months Ended			7 Months Ended	12 Months Ended	58 Months Ended
	Sep. 30, 2011	Feb. 28, 2011	Jan. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	May 31, 2013	Oct. 01, 2009	Jul. 20, 2008
Debt Disclosure [Abstract]
Debt Instrument, Fair Value								$ 125,000
Debt Instrument, Stated Interest Rate				6.00%	6.00%		6.00%	12.00%
Debt Instrument, Call Feature						p5y
Debt Instrument, Conversion Price								$ 0.25
Debt Instrument, Converted Instrument Amount	10,000		115,000
Debt Instrument, Accrued Interest Payble	$ 3,378		$ 18,706
Debt Instrument, Shares Issued	64,000	108,750	535,880	200,000	724,000